Segmentation of key figures (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net sales to third parties	$ 51,900	$ 49,109	$ 48,518
Net sales (in % of total net sales)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 98,061	$ 93,581
Selected non-current assets (in % of total selected non-current assets)	100.00%	100.00%
Europe [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 19,064	$ 17,492	$ 17,079
Net sales (in % of total net sales)	37.00%	36.00%	35.00%
Total of selected non-current assets	$ 55,913	$ 61,699
Selected non-current assets (in % of total selected non-current assets)	57.00%	66.00%
Americas [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 21,595	$ 20,899	$ 20,998
Net sales (in % of total net sales)	41.00%	42.00%	43.00%
Total of selected non-current assets	$ 39,082	$ 29,113
Selected non-current assets (in % of total selected non-current assets)	40.00%	31.00%
Asia/Africa/Australasia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 11,241	$ 10,718	$ 10,441
Net sales (in % of total net sales)	22.00%	22.00%	22.00%
Total of selected non-current assets	$ 3,066	$ 2,769
Selected non-current assets (in % of total selected non-current assets)	3.00%	3.00%